Securities Act File No.: 333-146413

ICA No.:     811-22130

As filed with the Securities and Exchange Commission on December __, 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. _1_	[	]
Post-Effective Amendment No. ___	[	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Pre-Effective Amendment No.	1
Post-Effective Amendment No.

(Check Appropriate Box or Boxes)

LCM Landmark Series Trust

(Exact Name of Registrant as Specified in Charter)

Allan Westcott

President

9435 Waterstone Blvd., Suite 140

Cincinnati, OH 45249

(Address of Principal Executive Offices) (Zip Code)

(513) 469-0103

(Registrant's Telephone Number, Including Area Code)

With a copy to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

                As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

4593874

It is proposed that this filing will become effective (check appropriate box):

( )	immediately upon filing pursuant to paragraph (b).
( )	on (date) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on (date) pursuant to paragraph (a)(1).
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant hereby undertakes to amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the “Act”) or until the registration statement shall become effective on such date as the Securities and Exchange Commission acting pursuant to Section 8(a) of the Act may determine.

4593874

LCM Landmark Disciplined Growth Fund - CUSIP Number ___________

LCM Landmark Active Dividend Fund - CUSIP Number _____________

LCM LANDMARK DISCIPLINED GROWTH FUND

LCM LANDMARK ACTIVE DIVIDEND FUND

Each a series of the

LCM Landmark Series Trust

_______________________________________________________________________

PROSPECTUS

________________, 2007

This prospectus includes information about two LCM Landmark Funds – the LCM Landmark Disciplined Growth Fund and the LCM Landmark Active Dividend Fund (collectively, the “Funds”). This prospectus includes information about the Funds that you should know before investing. You should read this prospectus carefully before you invest in the Funds, and keep it for future reference. For questions about the Funds or your investment, call Shareholder Services at Shareholder Services at ~~(800) - -~~ 1-888-526-5498

Investment Adviser

Landmark Capital Management, Inc.

9435 Waterstone Blvd. Suite 140

Cincinnati, OH 45249

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of the principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

TABLE OF CONTENTS
THE FUNDS:	Page
LCM LANDMARK DISCIPLINED GROWTH FUND	3
RISK/RETURN SUMMARY	3
Principal Risks of Investing in the Growth Fund	4
Performance Information	~~5~~6
LCM LANDMARK ACTIVE DIVIDEND FUND	~~6~~7
RISK/RETURN SUMMARY	~~6~~7
Principal Risks of Investing in the Dividend Fund	~~8~~9
Performance Information	~~8~~13
~~SUMMARY OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS~~	~~9~~
FEES AND EXPENSES OF THE FUNDS	~~13~~14
DISCLOSURE OF PORTFOLIO HOLDINGS	15
INVESTING IN THE FUNDS	~~15~~16
PURCHASING SHARES	~~15~~16
EXCHANGING SHARES	~~18~~19
REDEEMING SHARES	~~19~~20
DETERMINATION OF NET ASSET VALUE	~~22~~23
DIVIDENDS, DISTRIBUTIONS AND TAXES	~~22~~23
MANAGEMENT OF THE FUNDS	~~25~~26
INVESTMENT ADVISER	~~25~~26
INVESTMENT SUB-ADVISER	~~26~~27
PORTFOLIO MANAGEMENT TEAM	~~26~~27
BOARD OF TRUSTEES	~~28~~29
OTHER SERVICE PROVIDERS	~~28~~29
FINANCIAL HIGHLIGHTS	~~29~~
~~APPENDIX~~	30
ADDITIONAL INFORMATION	Back Cover

LCM LANDMARK DISCIPLINED GROWTH FUND

RISK/RETURN SUMMARY

Investment Objective

The LCM Landmark Disciplined Growth Fund (“Growth Fund”) seeks long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval, upon 60 days notice.

Principal Investment Strategies

In seeking to achieve its investment objective, the Growth Fund invests primarily in equity securities of companies that the Fund’s investment sub-adviser, Aviance Capital Management LLC (“Sub-Adviser”), believes have long-term growth potential.

Under normal circumstances, the Growth Fund will invest at least 80% of its assets in equity securities of ~~U.S. and foreign~~ large cap companies. Equity securities in which the Fund will invest include common stocks, preferred stocks, convertible securities, options and warrants, foreign securities (through American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts) and securities of other investment companies that invest primarily in large cap equity securities (including open-end funds and exchange-traded funds)~~.~~.

In selecting investments for the Growth Fund, the Sub-Adviser uses an approach that combines two methods of analysis, a “quantitative” ~~analysis with~~process and a “qualitative” ~~stock selection~~process, each described below. The Sub-Adviser’s quantitative process starts with a universe of approximately 1500 ~~stocks, representing publicly-traded~~common stocks of large cap companies listed on major U.S. ~~common stocks~~exchanges. The Sub-Adviser defines “large cap” as companies with market capitalizations of over $5 billion at the time of purchase. The Sub-Adviser then uses a proprietary ~~quantitative~~ screening process to analyze this universe of stocks, seeking to identify companies whose earnings growth the Sub-Adviser believes is likely to exceed market expectations. The process screens a variety of factors, including increasing trends in sales and earnings, valuation measures (such as free cash flow yield), recent earnings, trends in certain balance sheet items, and stock performance patterns. The candidates selected during this process generally exhibit improving ~~fundamentals~~financial characteristics, as measured by earnings growth, sales growth, and strengthening balance sheet. The Sub-Adviser considers the top 10% of candidates selected through the quantitative process for further review.

~~After~~During the ~~quantitative screening~~qualitative process, the Sub-Adviser’s portfolio management team evaluates the selected stocks, seeking to identify the stocks that the team believes are most likely to continue their pattern of improving ~~fundamentals~~their fundamental financial characteristics (such as growth in earnings or sales). The team evaluates a wide range of risk factors, which vary depending on industry group, maturity of the industry, maturity of the company, or economic forces external to the company. The team especially focuses on risks that may not be normally detectable by the quantitative screening process, such as industry competition, management changes, or accounting issues. The Fund purchases only those stocks that the team determines possess attractive growth characteristics and acceptable risk factors.

The Fund may invest up to 20% of its assets in securities other than large cap ~~equity~~equities. These other securities ~~as described below. For example, the Growth Fund may at any time hold or invest in~~may include cash or cash-equivalents, money market securities, U.S. government obligations, short-term debt securities, high-grade commercial paper, federal agency or government-sponsored enterprise securities, certificates of deposit, ~~repurchase agreements and other investments such as options, futures, short sales, in any amounts that the Fund’s portfolio managers deems appropriate to facilitate its investment strategies, meet redemption requests or other obligations. The Fund also may invest in mid-cap and small cap equity securities. The Fund may also invest in other investment companies that invest in the securities described above. Under adverse market conditions or in the event of exceptional redemption requests, the Growth Fund may temporarily invest up to all of its assets in such cash or cash-equivalents and related instruments identified in the previous sentence. Unlimited investments~~and repurchase agreements. Investments in cash or cash-equivalents or related investments could have a negative effect on the Growth Fund’s ability to achieve its investment goal. The ~~Growth~~ Fund may also invest in other investment companies, including money market funds or exchange-traded funds. The Growth Fund may invest in these other securities for a variety of reasons such as, without limitation, to manage cash, to seek current income, or to gain exposure to investments in particular sectors, industries, or countries.

The Fund may sell portfolio securities if, in the opinion of the Sub-Adviser, a security’s fundamental prospects have substantially changed, its price has appreciated excessively in relation to the company’s fundamental prospects, the company appears unlikely to realize its growth potential, or if more attractive investment opportunities appear elsewhere.

Principal Risks of Investing in the Growth Fund

The principal risks of investing in the Growth Fund, which could adversely affect its net asset value, are set forth below. ~~A detailed description of these risks is included under “Summary of the Principal Risks of Investing in the Funds” below.~~

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Management Risk. The Growth Fund’s ability to meet its investment objectives is directly related to the success of its investment strategies, as well as the effectiveness of the Sub-Adviser’s research and analysis capabilities. The Fund’s investment strategies may fail to produce the intended results and your investment could be diminished or even lost. In addition, if the Sub-Adviser’s assessment of the prospects for individual securities for the Fund is incorrect, it could result in significant losses in the Fund’s investment in those securities. Neither the Fund’s investment adviser nor its Sub-Adviser has ever managed a mutual fund prior to the Funds.

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Management Risk. The Growth Fund’s ability to meet its investment objectives is directly related to the success of its investment strategies, as well as the effectiveness of the Sub-Adviser’s research and analysis capabilities. The Fund’s investment strategies may fail to produce the intended results and your investment could be diminished or even lost. In addition, if the Sub-Adviser’s assessment of the prospects for individual securities for the Fund is incorrect, it could result in significant losses in the Fund’s investment in those securities. Neither the Fund’s investment adviser nor its Sub-Adviser has ever managed a mutual fund prior to the Funds.

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Equity Risk. Equity markets can be volatile. In other words, the prices of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Growth Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

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Issuer Risk. The value of the Growth Fund may decrease in response to the activities and financial prospects of an individual issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole.

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Market Risk. Overall securities market risks may also affect the value of the Growth Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets in general.

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Growth Risk. The Growth Fund invests in the securities of companies that appear to be growth-oriented companies. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.

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Foreign Risks. When the Growth Fund invests in foreign securities, it will be subject to additional risks that can increase the potential for losses in the Fund. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

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Investment Company Securities Risk. When the Growth Fund invests in another investment company (such as another mutual funds or an exchange-traded fund), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, a Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds. A Fund has no control over the risks taken by the underlying funds in which it invests.

>•	Government Securities Risks.

Agency Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the a invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued or guaranteed by the U.S. Government.

No Guarantee. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

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High Portfolio Turnover Risk. The Growth Fund is actively managed and may experience a high rate of portfolio turnover (that is, over 100%). A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

>•	An investment in the Growth Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
>•	An investment in the Growth Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

General

The Growth Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, repurchase agreements, money market funds pr exchange-traded funds. If the Fund invests in shares of another investment company, the shareholders of the Fund generally will be subject to duplicative management fees. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

~~• Equity Risk • Growth Stock Risk • Management Risk • Issuer Risk  • Small and Mid Cap Risk  • Sector Focus Risk~~ 	~~• Foreign Securities Risk • Investment Company Securities Risk • Government Securities Risk • Derivatives Risk • High Portfolio Turnover Risk~~

Performance Information

Because the Growth Fund has recently commenced operations, there is no calendar year performance information available. ~~The appendix at the end of this prospectus sets forth performance data relating to the historical performance of accounts managed by the Growth Fund’s portfolio managers that have investment objectives, policies, strategies and risks substantially similar to those of the Growth Fund, for the periods indicated.~~

LCM LANDMARK ACTIVE DIVIDEND FUND

RISK/RETURN SUMMARY

Investment Objectives

The primary investment objective of the LCM Landmark Active Dividend Fund (the “Dividend Fund” or the “Fund”) is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. There can be no assurance that the Fund will achieve any of its investment objectives. The Fund’s investment objectives may be changed without shareholder approval, upon 60 days notice.

Principal Investment Strategies

In seeking to achieve its investment objectives, the Dividend Fund will invest in a diversified portfolio of dividend-paying equity securities of companies of all market capitalizations that the Fund’s investment sub-adviser, Aviance Capital Management LLC (“Sub-Adviser”), believes offer the potential for attractive income and/or capital appreciation.

The Dividend Fund generally seeks stocks that (as of the time of purchase) pay dividends, have had a recent history of increasing their dividends, and/or have capital appreciation potential. The Fund combines four quantitative and fundamental research-driven investment strategies-- special dividends identification, dividend capture rotation value and growth.

Special Dividends Identification Strategy. The Sub-Adviser’s special dividends identification strategy seeks to maximize the level of dividend income that the Fund receives by investing in securities of issuers that are likely to declare a special dividend. Special dividend situations may include those where the issuer decides to return large cash balances to shareholders as one-time dividend payments (e.g., due to a restructuring or recent strong operating performance). Other special dividends may arise in a variety of situations.

Dividend Capture Rotation Strategy. The Sub-Adviser’s dividend capture rotation strategy seeks to maximize the level of dividend income that the Fund receives by continually buying and selling stocks based on their scheduled dividend payment date. In a dividend capture trade, the Fund sells a stock on or shortly after its ex-dividend date, then uses the proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this rotation practice, the Fund may receive more dividend payments over a given period of time than if it held a single stock during the same period. By receiving dividends from a number of issuers during a during a short time period, the Fund could augment its total dividend income over the period. For example, through dividend capture trading, it may be possible for the Fund to receive five or more dividend payments during the course of a single year where it may only have received four quarterly payments in a hold-only strategy. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital losses or gains, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Value Strategy. The value strategy seeks to identify equity securities of dividend paying companies that the Sub-Adviser believes are undervalued relative to the market, the securities’ historical valuations and company’s own intrinsic value. In determining a company’s intrinsic value, the Sub-Adviser analyzes the company’s fundamental factors, such as earnings growth, cash flow and historical payment of dividends.

Growth Strategy. The growth strategy seeks to identify issuers with lower, but still attractive, current dividend yields, that in the Sub-Adviser’s view, have the potential for higher earnings growth through capital appreciation or increasing dividend payments.

General. The Fund generally will seek stocks whose dividends are eligible for the reduced federal income tax rates applicable to qualified dividend income. However, the Fund’s dividend capture trading strategy may limit its ability to meet the holding period requirements in order for such dividends to qualify for the reduced federal income tax rates as qualified dividend income. Where possible, the Sub-Adviser will attempt to hold the securities long enough to satisfy the holding period requirements.

In selecting investments for the Dividend Fund, the Sub-Adviser utilizes a proprietary model which analyzes a number of factors to determine if the securities fits within the Fund’s strategies. For example, the Sub-Adviser typically will analyze a company’s cash flow as compared to its dividend payout ratio; its debt and capitalization structure; the quality of its management, trading systems and process; and fundamentals (such as earnings growth). Securities selected by the Sub-Adviser for investment by the Fund generally will have:

1.	high dividend yield and dividend growth potential;
2.	low volatility and adequate liquidity;
3.	low price/earnings and low price/book ratios;
4.	strong balance sheet presence;
5.	free cash flow compared to dividend payout ratio; and/or
6.	turnaround opportunities ( such as depressed earnings that may be poised to recover or where a restructuring or major corporate action may add value).

Under normal circumstances, the Fund will invest at least 80% of its assets in dividend-paying equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible bonds, convertible preferred stocks, options and warrants, securities issued by equity real estate investment trusts (“REITs”), master limited partnerships and royalty trusts, all of which will generally trade on a U.S. national securities exchange. The Fund also may invest in foreign equity securities through American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

Equity REITs are income trusts that purchase or lease real estate and buildings and generate income primarily from rental income. Equity REITs may realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Royalty trusts pass on to unitholders the cash flow received from the sale of a commodity, such as oil and gas produced from the oil and gas reserves underlying the royalty trust, after certain deductions. Royalty trust distribution levels and unit prices are highly dependent on commodity prices, which can be highly volatile. Publicly traded partnerships (“PTPs”) typically invest in commodities or real estate. The value of the Fund’s investment in PTPs may fluctuate based on prevailing market conditions and the success of the PTP. Risks associated with investments in PTPs include the fact that the success of a PTP typically is dependent upon its specialized management skills. Additionally, the risks related to a particular PTP investment by the Fund will vary depending on the underlying industries represented in the PTP’s portfolio.

The Fund may invest up to 20% of its securities in non-equity securities and/or non-dividend paying equity securities, ~~including~~such as covered call option strategies, U.S. government securities, repurchase agreements, money market instruments, and/or shares of other investment companies (such as exchange-traded funds and mutual funds).

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Dividend Fund may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments and shares of other investment companies. Under such circumstances, the Dividend Fund may invest up to 100% of its assets in these investments. To the extent that the Fund invests in money market instruments or other investment companies, its shareholders will pay both the Dividend Fund’s expenses and, indirectly, the Fund’s pro rata share of the expenses incurred by the underlying funds in which the Dividend Fund invests. To the extent the Dividend Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective.

Principal Risks of Investing in the Dividend Fund

~~The principal risks of investing in the Dividend Fund, which could adversely affect its net asset value, are set forth below. A detailed description of these risks is included under “Summary of the Principal Risks of Investing in the Funds” below.~~

~~• Equity Risk • Dividend Strategy Risk • Qualified Dividend Tax Risk • Growth Stock Risk • Value Risk • Management Risk • Issuer Risk  • Convertible Securities Risk~~

~~•      Preferred Stock Risk~~

~~•      Foreign Securities Risk~~

~~•      Derivatives Risk~~

~~•      Investment Company Securities Risk~~

~~•      Real Estate Investment Trust Risk~~

~~•      Publicly Traded Partnership Risk~~

~~•      High Portfolio Turnover Risk~~

~~Performance Information~~

~~Because the Dividend Fund has recently commenced operations, there is no calendar year performance information available.~~

~~SUMMARY OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS~~

An investments in ~~a~~the Dividend Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that ~~either~~the Dividend Fund will achieve any of its investment objectives. ~~Generally, the Funds will be subject to the following investment risks:~~The principal risks of investing in the Dividend Fund, which could adversely affect its net asset value, are set forth below.

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Management Risk. ~~Each~~The Dividend Fund’s ability to meet its investment objectives is directly related to the success of its investment strategies, as well as the effectiveness of the Sub-Adviser’s research and analysis capabilities. ~~A~~The Fund’s investment strategies may fail to produce the intended results and your investment could be diminished or even lost. In addition, if the Sub-Adviser’s assessment of the prospects for individual securities for ~~a~~the Fund is incorrect, it could result in significant losses in the Fund’s investment in those securities. Neither the ~~Funds’~~Fund’s investment adviser nor their Sub-Adviser has ever managed a mutual fund prior to the Funds.

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Equity Risk. Equity markets can be volatile. In other words, the prices of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. ~~Each~~The Dividend Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

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~~Issuer Risk. The value of a Fund may decrease in response to the activities and financial prospects of an individual issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole.~~

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~~Market Risk. Overall securities market risks may also affect the value of a Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets in general.~~

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~~Growth Risk. Each Fund invests in the securities of companies that appear to be growth-oriented companies. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.~~

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~~Value Risk. The Dividend Fund invests in securities that the Sub-Advisers believe are undervalued. If the Sub-Adviser’s perceptions of a company’s potential relative to its downward price risk are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Dividend Fund’s return.~~

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~~Small and Mid Cap Risks. To the extent that a Fund invests in small, unseasoned companies it will be subject to higher risks. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When selling large holdings of thinly traded small cap stocks, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.~~

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Dividend Strategy Risk. The Dividend Fund’s dividend strategies require the Sub-Adviser to identify and exploit opportunities that may lead to high current dividend income. These situations are typically not recurring in nature or frequency and, as a result, may be difficult to predict. There can be no assurances that the Dividend Fund’s Sub-Adviser will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Sub-Adviser’s expectations as to potential dividends is wrong, the Dividend Fund’s performance will be adversely affected. In addition, the dividend policies of the Fund’s target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Any change in the favorable provisions of the federal tax laws may limit the ability of the Fund to take advantage of further income enhancing strategies utilizing dividend paying securities.

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Qualified Dividend Tax Risk. There can be no assurances that the dividends received by the Dividend Fund from its investments will consist of tax advantaged qualified dividend income or long term capital gains. To receive qualified dividend income treatment, the Dividend Fund must meet holding period and other requirements with respect to the security, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. It may also be difficult to obtain information regarding whether distributions by non U.S. entities in which the Fund invests should be regarded as qualified dividend income. In addition, there is no guarantee that qualifying dividends and/or capital gains will continue to receive favorable tax treatment in future years. The favorable federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time and is currently scheduled to expire for tax years beginning after December 31, 2010.

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Issuer Risk. The value of the Dividend Fund may decrease in response to the activities and financial prospects of an individual issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole.

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Market Risk. Overall securities market risks may also affect the value of Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets in general.

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Growth Risk. The Dividend Fund invests in the securities of companies that appear to be growth-oriented companies. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.

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~~Sector Focus Risk. To the extent that a Fund focuses its investments in particular sectors of the economy, it will be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.~~ Value Risk. The Dividend Fund invests in securities that the Sub-Adviser believes are undervalued. If the Sub-Adviser’s perceptions of a company’s potential relative to its downward price risk are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Dividend Fund’s return.

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Foreign Risks. When ~~a~~Dividend Fund invests in foreign securities, it will be subject to additional risks that can increase the potential for losses in the Fund. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

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Investment Company Securities Risk. When the Dividend Fund invests in another investment company (such as another mutual fund or an exchange-traded fund), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, a Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds. A Fund has no control over the risks taken by the underlying funds in which it invests.

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Derivative Instruments Risk. Derivative instruments, such as option contracts, are generally investments whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; and risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions. When the ~~Funds sell~~Dividend Fund sells covered call options, ~~the Funds give~~it gives up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option’s strike price

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 Real Estate Investment Trust (REIT) Risk - When ~~a~~the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, ~~and~~ (iii) possible lack of funding for mortgages, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

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Royalty Trust Risk. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted.

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Publicly Traded Partnership (“PTP”) Risk. Investments in ~~publicly traded partnerships~~PTPs are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories. For example, the success of a PTP that invests in the oil and gas industries is highly dependent on oil and gas prices, which can be highly volatile. Moreover, the underlying oil and gas reserves attributable to such PTP may be depleted. Conversely, PTPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a PTP. the risk that such management may lack, or have limited, operating histories.

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Sector Focus Risk. From time to time, the Dividend Fund may focus its investments in the following sectors: telecommunication, retail, consumer staples, energy, healthcare, materials, industrials and financials sectors, and weakness in these sectors could result in significant losses to the Fund. Companies in the telecommunication sector may be significantly affected by changes in regulatory policies. Companies in the retail sector may be significantly affected by general economic conditions, including changes in consumer spending and confidence, and/or changes in demographical and consumer tastes. Companies in the consumer staples sector also are affected by general economic conditions, including consumer confidence and consumer preferences, as well as issues that affect product cycles and competition. Energy companies may be significantly affected by supply and demand factors, including weather, and general economic, social and political conditions, and by changes in domestic or foreign government regulation of energy related industries, advances in energy technology and taxation. Healthcare companies may be significantly affected by changes in government regulations, competition, as well as patent considerations. Companies in the industrial sector may be significantly affected by changes that affect their particular industry, including interest rates, insurance costs, technical process and labor relations. Companies in the materials sector may be significantly affected by commodity prices, competition, and changes in government regulations. Financial companies may be significantly affected by general economic conditions, including changes in interest rates, and by changes to state or federal regulations applicable to financial companies

•	Government Securities Risks.

Agency Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the a invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued or guaranteed by the U.S. Government.

No Guarantee. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by a Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•

High Portfolio Turnover Risk. The ~~Funds are~~Dividend Fund is actively managed and may experience a high rate of portfolio turnover (that is, over 100%). A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

•	An investment in ~~a~~the Dividend Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	An investment in ~~a~~the Dividend Fund is not a complete investment program. As with any mutual fund investment, ~~a~~the Fund’s returns will vary and you could lose money.

~~DISCLOSURE OF PORTFOLIO HOLDINGS~~

~~Each Fund will post a complete schedule of its portfolio holdings (including its top ten holdings) (collectively, “Portfolio Holdings”) on its website within thirty (30) days after the close of each calendar quarter. The Funds’ website is located at http://www.lcmlandmark.com. This information will remain available on the Funds’ website until the next quarter’s Portfolio Holdings are posted. The Funds and/or Sub-Adviser may also discuss the Funds’ Portfolio Holdings information with analysts and other outside parties; provided that neither the Funds nor the Sub-Adviser will discuss any Portfolio Holdings until at least one business day after such information has been posted on the Funds’ website. More detailed information about the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.~~

Performance Information

Because the Dividend Fund has recently commenced operations, there is no calendar year performance information available.

FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

Shareholder Fees for the Funds (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Redemption Fee (as a % of amount redeemed). [1,2]	1.00%

Annual Fund Operating Expenses for the Funds (expenses that are deducted from Fund assets)

	Growth	Dividend
	Fund	Fund
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses[3]	0.71%	1.33%
~~Fees and Expenses of Acquired Funds[3]~~	~~____%~~	~~____%~~
Total Annual Fund Operating Expenses	~~_~~1.96%	2.58%
Fee Waivers and/or Expense Reimbursements[4]	(0.11)%	(0.58)%
Net Expenses[4]	1.85%	2.00%

1 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, each Fund charges a 1.00% redemption fee on shares redeemed within 180 calendar days after they are purchased.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 Based on estimated amounts for the initial fiscal year. Acquired Fund Fees and Expenses ~~of Acquired Funds represent the pro rata expense indirectly incurred by a Fund as a result of investing in underlying funds that have their own expenses, which vary from time to time~~, which are estimated to be less than 0.01%, have been included in Other Expenses.

4 The Funds’ investment adviser has contractually agreed to waive its fees and/or reimburse certain operating expenses but only to the extent necessary to limit “Net Expenses” (excluding interest, taxes, brokerage fees, commissions, Acquired Fund Fees and Expenses ~~of Acquired Funds~~, and extraordinary expenses, if any) to not more than 1.85% of the average daily net assets of the Growth Fund and 2.00% of the Dividend Fund, respectively, through September 30, 2009. Each waiver or reimbursement by the adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding its expense limitation in effect at ~~that~~the time of the waiver or reimbursement.

Example: This example shows you the expenses you may pay over time by investing in each of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. The example assumes the following conditions:

(1) You invest $10,000 in one of the Funds for the periods shown;

(2) You reinvest all dividends and distributions;

(3) You redeem all of your shares at the end of those periods;

(4) You earn a 5% return each year; and

(5) The Funds’ operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above. The Redemption Fee (equal to 1.00% of the value of shares redeemed as described above within 180 calendar days of purchase) is not included in these calculations. If that fee were included, your costs would be higher.

Fund	1 Year	3 Years	5 Years	10 Years
Growth Fund	$~~____~~ 188	$~~____~~ 593	$~~____~~1,036	$~~____~~ 2,267
Dividend Fund	$~~____~~203	$~~____~~689	$~~____~~1,263	$~~____~~ 2,825

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund will post a complete schedule of its portfolio holdings (including its top ten holdings) (collectively, “Portfolio Holdings”) on its website within thirty (30) days after the close of each calendar quarter. The Funds’ website is located at http://www.lcmlandmark.com. This information will remain available on the Funds’ website until the next quarter’s Portfolio Holdings are posted. The Funds and/or Sub-Adviser may also discuss the Funds’ Portfolio Holdings information with analysts and other outside parties; provided that neither the Funds nor the Sub-Adviser will discuss any Portfolio Holdings until at least one business day after such information has been posted on the Funds’ website. More detailed information about the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

INVESTING IN THE FUNDS

PURCHASING SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The minimum initial investment in each Fund is $2,500 ($1,000 under an automatic investment plan); subsequent investments are subject to a minimum of $100 for each account. Each Fund may, in its sole discretion, waive this minimum in certain circumstances, such as with respect to purchases by clients of the Adviser or Sub-Adviser. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - Your initial purchase request must include:

•	a completed and signed investment application form (which accompanies this Prospectus); and
•	a check (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:
LCM Landmark Funds
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:
LCM Landmark Funds
c/o Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at Shareholder Services at ~~(800) - -~~ 1-888-526-5498 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by a Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name of your account(s)
•	your account number(s)
•	the name of the Fund
•	a check made payable to the applicable Fund

Checks should be sent to applicable Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services atShareholder Services at ~~(800) - -~~ 1-888-526-5498to obtain instructions.

Automatic Investment Plan

You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at Shareholder Services at ~~(800) - -~~ 1-888-526-5498for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax adviser regarding these plans.

Distribution Plans

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 (the “Plan”) pursuant to which the Fund is authorized to pay a fee of 0.25% to the Fund’s Adviser or any broker-dealer, bank, investment adviser or other financial institution that assists the Fund in the sale and distribution of such Fund’s shares or that provides shareholder servicing to its shareholders. These fees will, over time, increase the cost of your investment in a Fund’s shares and may cost you more than paying other types of sales charges because these fees are paid out of a Fund’s assets on an on-going basis.

Purchases Through an Intermediary

If you invest in the Funds through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the financial intermediary provides services. Each Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by a Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Funds’ investment adviser, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary. Although neither the Funds nor their investment adviser pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Funds may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in such Fund. Checks must be made payable to the Fund in which you wish to invest. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

EXCHANGING SHARES

You may exchange your shares of a Fund for shares of the other Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at ~~(800) - -~~ 1-888-526-5498 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of the other Fund, with the NAV for the sale and the purchase calculated for each Fund as described in the prospectus under “Determination of Net Asset Value.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Requests for exchanges will be processed at the next calculated NAV after receipt of the request (i.e., prior to close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time)). Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

REDEEMING SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the applicable Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming during any 90-day period is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:
LCM Landmark Funds
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:
LCM Landmark Funds
c/o Unified Fund Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after a Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at ~~(800) - -~~ 1-888-526-5498 if you have questions. At the discretion of a Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at ~~(800) - -~~ 1-888-526-5498 You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification fro m the caller.

The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach a Fund by telephone, you may request a redemption by mail.

Funds’ Policy on Frequent Purchases and Redemptions

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all shareholders of the Funds. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee will be assessed by a Fund against investment proceeds withdrawn within 180 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Funds use a “first-in, first-out” method to determine the 180-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be retained by the applicable Fund for the benefit of existing shareholders.

If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds’ investment adviser, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Funds attempt to deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of a Fund’s shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Funds. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Funds will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of their shares.

Involuntary Redemptions

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at ~~(800) - -~~ 1-888-526-5498 Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

A Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Sub-Adviser pursuant to procedures approved by the Board of Trustees. Fair value pricing also is permitted if, in the Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. For example, an underlying fund in which a Fund invests may fail to calculate its NAV as of the NYSE close. Also, investments in derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities. Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that a Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund typically distributes as dividends to its shareholders substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. The Dividend Fund distributes substantially all net investment income to its shareholders in the form of quarterly dividends, and net realized capital gains, if any, annually. The Growth Fund’s distributions will consist primarily of realized net capital gains, and will be paid annually.

Taxes

Net investment income distributed by a Fund generally will consist of interest income, if any, and dividends received from investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below.

Each Fund will normally distribute realized net capital gains to its shareholders once a year. Capital gains are generated when a Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Special rules govern the treatment of certain gains from hedging strategies which may result in only a portion of any such gains being taxed at long-term capital gains rates.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Landmark Capital Management, Inc. 9435 Waterstone Blvd, Suite 140, Cincinnati, OH 45249 is the investment adviser for both Funds (the “Adviser’). The Adviser serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Funds. Subject to oversight by the Board of Trustees of the Trust (“Trustees”), the Adviser manages each Fund’s business affairs, monitors each Fund’s investment portfolio, supervises the Sub-Adviser and provides certain clerical, bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining each Fund’s overall investment strategies and overseeing the implementation of such strategies. The Adviser also provides certain executive personnel to the Trust.

The Adviser has not previously served as an investment adviser to any other registered investment companies. However, the officers and employees of the Adviser have extensive experience in managing investment companies and managing investments for clients including individuals, corporations, non-taxable entities, retirement plans and other institutional and private client accounts. As of the date of this prospectus, the Funds were the Adviser’s only clients.

Adviser Compensation

As full compensation for the investment advisory services provided to the Funds, the Adviser receives monthly compensation based on each Fund’s average daily net assets at the annual rate of 1.00%.

Expense Limitation Agreement

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed to waive its fees and/or reimburse certain operating expenses but only to the extent necessary to limit net expenses (excluding interest, taxes, brokerage fees, commissions, indirect expenses (such as fees and expenses of other investment companies in which a Fund may invest), and extraordinary expenses) to not more than 1.85% of the average daily net assets of the Growth Fund and 2.00% of the Dividend Fund, respectively, through September 30, 2009. Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding its expense limitation in effect at that time.

A discussion regarding the factors considered by the Board of Trustees in approving the Funds’ investment advisory and sub-advisory agreements will be included in the Funds’ initial semi-annul report.

INVESTMENT SUB-ADVISER

Aviance Capital Management LLC (“Aviance” or the “Sub-Adviser”) is the Sub-Adviser for both Funds. The Sub-Adviser is a Florida limited liability company located at 2080 Ringling Boulevard, Sarasota, FL 34237. The Sub-Adviser serves in that capacity pursuant to an investment sub-advisory contract with the Adviser, as approved by the Trustees. The Sub-Adviser, with oversight from the Adviser, makes day-to-day investment decisions for the Funds and selects broker-dealers to execute portfolio transactions.

The Sub-Adviser has not previously managed a mutual fund. However, its officers and employees have experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since 1998. Certain portfolio managers of the Funds also have managed mutual funds in the past. As of September 26, 2007, the Sub-Adviser, together with its affiliates, had approximately $220 million in assets under management.

Sub-Adviser Compensation

For its sub-advisory services to the Growth Fund, the Sub-Adviser receives from the Adviser monthly compensation based on the Growth Fund’s average daily net assets at the annual rate of 0.42% on the first $100 million, 0.37% on the next $400 million, and 0.32% on all assets over $500 million. For its sub-advisory services to the Dividend Fund, the Sub-Adviser receives a monthly fee from the Adviser at the annual rate of 0.50% of the Dividend Fund’s average daily net assets.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by the Sub-Adviser’s portfolio management team whose members are Messrs. Gary Dvorchak, Christian Bertelsen, Edward Bertelsen and Mark Belanian. The members of the portfolio management team are responsible for making all investment decisions of the Funds, except that Mr. Gary Dvorchak has the ultimate decision-making authority with respect to the Growth Fund, while Mr. Christian Bertelsen has ultimate decision-making authority with respect to the Dividend Fund. Complete background information for each of these individuals and the Aviance Capital Management portfolio management team is included below.

Christian C. Bertelsen, Chief Investment Officer and Senior Portfolio Manager. Mr. Bertelsen has 41 years of investment management experience. Mr. Bertelsen joined Global Financial Private Capital, the predecessor to the Sub-Adviser, in November 2004 and, since that time, has served as Chief Investment Officer. Mr. Bertelsen has also been a member of the portfolio management team for the First Trust Active Dividend Fund, a closed-end investment company, since September 2007. From July 1997 to December 2003, Mr. Bertelsen was director of the value equity group for Phoenix Investment Counsel, during which time he managed accounts using the dividend strategies similar to that of the Dividend Fund. He served as Chief Investment Officer at Dreman Value Advisers between January 1996 and July 1997, and was a Senior Vice President with Eagle Asset Management between April 1993 and January 1996. From June 1986 to April 1993, Mr. Bertelsen headed the equity investment department at Colonial Advisory Services, Inc., and managed The Colonial Fund. Prior to 1986, he held positions with Batterymarch Financial Management and State Street Bank & Trust Company. Mr. Bertelsen holds an M.B.A. and a B.A. in Economics and History from Boston University.

Gary T. Dvorchak CFA, Senior Portfolio Manager. Mr. Dvorchak has 16 years of experience in institutional investment management. Since September 2007, Mr. Dvorchak has also been a member of the portfolio management team for the First Trust Active Dividend Fund, a closed-end investment company. Before joining the Sub-Adviser, Mr. Dvorchak founded Channel Island Partners, a hedge fund manager, in January 2003. Channel Island Partners merged into the Sub-Adviser in October 2005. From December 2001 through the end of 2002, he was a portfolio manager at EGM Capital. Prior to that time, he served as a senior portfolio manager at Provident Investment Counsel, a Pasadena-based institutional asset manager with $20 billion of assets under management. He joined Provident Investment Counsel in May 1998. Between April 1993 and April 1998, he was a senior analyst and member of the investment committee at Sit Investment Associates, an institutional manager based in Minneapolis. Mr. Dvorchak earned an M.B.A. in 1992 from the Kellogg Graduate School of Management at Northwestern University. He graduated Phi Beta Kappa in 1986 from the University of Iowa. Mr. Dvorchak earned the Chartered Financial Analyst designation in 1996.

Edward C. Bertelsen, Portfolio Manager – Research. Mr. Bertelsen has 14 years of experience in supporting and managing portfolios. He is also primarily responsible for a limited number of selected client relationships of the Sub-Adviser. Since September 2007, Mr. Bertelsen has also been a member of the portfolio management team for the First Trust Active Dividend Fund, a closed-end investment company. He joined the Sub-Adviser’s predecessor, Global Financial Private Capital, in April 2004 and was instrumental in creating its trading environment. Between March 2001 and April 2004, Mr. Bertelsen was a Senior Portfolio Manager with Salomon Smith Barney. Between November 1996 and March 2001, Mr. Bertelsen was employed by Legg Mason Wood Walker as a portfolio manager. He graduated with Honors from Albion College in 1993 with a B.A. in Economics and History, and started his financial career with Raymond James in July 1993.

Mark Belanian, Portfolio Analyst. Mr. Belanian has nine years of investment management experience. Mr. Belanian joined the Sub-Adviser’s predecessor, Global Financial Private Capital, in February 2006. Since September 2007, Mr. Belanian has also been a member of the portfolio management team for the First Trust Active Dividend Fund, a closed-end investment company. Prior to joining the Sub-Adviser, he served as ~~________~~Financial Advisor at Merrill Lynch’s Global Private Client Group in Sarasota, Florida, where he had worked since February 2005. Between June 1998 and January 2005, Mr. Belanian worked as a portfolio analyst at Phoenix Investment Counsel. Mr. Belanian graduated from Trinity College with a B.A. in Modern Language.

Additional information about the Fund’s portfolio managers, including each portfolio manager’s compensation, other accounts managed, and the portfolio manager’s ownership of Fund shares, is available in the Funds’ Statement of Additional Information (“SAI”).

BOARD OF TRUSTEES

Each Fund is a series of LCM Landmark Series Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on September 21, 2007. The Board of Trustees of the Trust supervises the operations of the Funds and is responsible for the overall management of the Funds’ business affairs. The names and business addresses of the Trustees and officers of the Trust, as well as their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Transfer Agent, Administrator and Fund Accountant. Unified Fund Services, Inc. (“Unified”) provides certain administrative, fund accounting, compliance, transfer agency and dividend-disbursement services to the Funds. As transfer agent, Unified will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.

Distributor. Unified Financial Securities, Inc. (“Distributor”) is the principal underwriter and distributor of the Funds’ shares and serves as the Funds’ exclusive agent for the distribution of the Funds’ shares. The Distributor may sell the Funds’ shares to or through, qualified securities dealers or others.

OTHER EXPENSES

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Funds’ Adviser, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

FINANCIAL HIGHLIGHTS

No financial highlights or performance information is available because the Funds have not commenced operations prior to the date of this Prospectus.

~~APPENDIX~~

~~Sub-Adviser’s Prior Performance – LCM Landmark Growth Fund~~

~~The data is provided to illustrate the past performance of the Sub-Adviser in managing private accounts using the Large Cap Growth investment strategy used by the Sub-Adviser to manage the Growth Fund. The data presented below is measured against market indices, and does not represent the performance of the Growth Fund. You should not consider this performance data as an indication of future performance of the Growth Fund.~~

~~The performance data shown below was calculated by the Sub-Adviser on a time-weighted rate of return basis and include gains or losses plus income and reinvested dividends, after deducting all costs and fees incurred by the accounts. The private accounts for which results are reported are not subject to the same types of expenses as the Growth Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for such private accounts could have been adversely affected if they had been subject to mutual fund regulations. In addition, the operating expenses incurred by the private accounts included were lower than the anticipated operating expenses of the Growth Fund, and, accordingly, the performance of the accounts in each case is greater than what the applicable Fund’s performance would have been.~~

~~The Sub-Adviser’s Large-Cap Growth Composite (the “Composite”) represents all fee-paying advisory accounts that are managed on a discretionary basis in accordance with the Sub-Adviser’s Large-Cap Growth (“LCG”) investment strategy. Such accounts include, but are not limited to: high net worth individuals, trusts, institutions, and charitable organizations.~~

~~The performance data shown below was compiled by the Sub-Adviser in accordance with calculation methodologies prescribed within the Global Investment Performance Standards (GIPS) developed by the CFA Institute. In certain cases, the calculation methodologies prescribed by GIPS may be different from the standards SEC formula used by mutual funds for presenting their performance returns. The returns of the accounts presented were calculated on an average annualized total return basis and include all dividends and interest and realized and unrealized gains and losses. All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser’s institutional accounts without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. Ashland Partners & Company LLP has verified the Sub-Adviser on a firm-wide basis for the period _______, 199__ through _______, 200__. In addition, a verification of the performance results for the Composite has been conducted for the period beginning January 1, 1999 through December 31, 2005. See below for performance disclosure.~~

~~Sub-Adviser’s Large Cap Growth Composite~~

~~Annualized Total Return through 8/31/07~~

	~~One Year~~	~~Three Years~~	~~Five Years~~	~~Since Inception(1)~~
~~Sub-Adviser’s Large Cap Growth  Composite (Net of Fees)~~	~~25.71%~~	~~19.73%~~	~~14.69%~~	~~9.88%~~

~~S&P 500 Index(2)~~	~~15.13%~~	~~12.16%~~	~~12.00%~~	~~3.76%~~

~~Russell 1000 Growth Index(3)~~	~~16.93%~~	~~10.78%~~	~~10.32%~~	~~0.10%~~

~~(1)~~	~~Date of inception is January 1, 1999.~~
~~(2)~~

~~The S&P 500 Index is a widely recognized index that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. The index figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses and taxes.~~

~~(3)~~

~~The Russell 1000 Growth Index is a subset of the Russell 1000 Index which is an unmanaged capitalization-weighted index of 1000 stocks designed to represent the broad domestic economy. The Growth Index offers investors access to the large-cap growth segment of the U.S. equity universe. The index figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses and taxes.~~

~~Large Cap Growth (LCG) Composite January 1, 1999 through August 31, 2007~~

~~Year~~	~~Total Return (Gross)~~	~~Total Return (Net of Fees)~~	~~Russell 1000 Growth Index~~	~~S&P 500~~	~~Number of Accounts~~	~~Composite Dispersion [10]~~	~~Composite Assets (US$ mil)~~	~~Total LCG Assets (US$ mils)~~	~~% of LCG Assets in Composite~~	~~Composite Assets as % of Firm assets[14]~~	~~Total Firm Assets (US$ mil)~~
~~1999~~	~~38.2%~~	~~38.2%~~	~~33.2%~~	~~21.0%~~	~~1~~	~~--~~	~~$0.1~~	~~$0.1~~	~~100%~~	~~N/A~~	~~N/A~~
~~2000~~	~~2.1%~~	~~2.1%~~	~~-22.4%~~	~~-9.1%~~	~~1~~	~~--~~	~~$0.2~~	~~$0.2~~	~~100%~~	~~N/A~~	~~N/A~~
~~2001~~	~~-8.1%~~	~~-8.1%~~	~~-20.4%~~	~~-11.9%~~	~~1~~	~~--~~	~~$0.2~~	~~$0.2~~	~~100%~~	~~N/A~~	~~N/A~~
	~~17.3%~~	~~-17.3%~~	~~27.9%~~	~~22.1%~~	~~1~~	~~--~~	~~$0.2~~	~~$0.2~~	~~100%~~	~~N/A~~	~~N/A~~
	~~24.2%~~	~~24.2%~~	~~29.7%~~	~~28.7%~~	~~1~~	~~--~~	~~$0.2~~	~~$0.2~~	~~100%~~	~~N/A~~	~~N/A~~
	~~18.7%~~	~~16.3%~~	~~6.3%~~	~~10.9%~~	~~1~~	~~--~~	~~$0.3~~	~~$0.3~~	~~100%~~	~~1%~~	~~$52.8~~
~~2005~~	~~16.5%~~	~~14.3%~~	~~5.3%~~	~~4.9%~~	~~3~~	~~--~~	~~$0.9~~	~~$1.4~~	~~69%~~	~~1%~~	~~$82.3~~
	~~15.6%~~	~~14.1%~~	~~9.1%~~	~~15.8%~~	~~24~~	~~0.74%~~	~~$6.8~~	~~$6.9~~	~~98%~~	~~9%~~	~~$72.2~~
~~2007 [10]~~	~~13.2%~~	~~12.1%~~	~~7.4%~~	~~5.2%~~	~~35~~	~~0.17%~~	~~$9.0~~	~~$9.2~~	~~98%~~	~~13%~~	~~$68.3~~

~~Sub-Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).~~

~~Notes:~~

~~1. Sub-Adviser is an SEC-registered investment Sub-Adviser. Sub-Adviser’s Large Cap Growth Composite (“Composite”) represents all fee-paying accounts that are managed in accordance with Sub-Adviser’s Large Cap Growth (“LCG”) investment strategy. The strategy invests in equities that are managed with a view towards capital appreciation. The two major tenets of the LCG investment strategy include the selection of stocks whose projected growth is higher relative to that of the market, and those stocks that are more cheaply valued than the market.~~

~~2. The Composite was created as of January 1, 1999, which coincides with the inception of this strategy. A complete list and description of the Sub-Adviser’s composites is available upon request. The Sub-Adviser is verified as GIPS-compliant by Ashland Partners and Company LLP for the periods from~~

~~______, 199__ through ____, 200__. A copy of the verification report is available upon request. Additional information regarding the firm’s policies and procedures for calculating and reporting performance results is also available upon request.~~

~~3. The composite returns are compared to the S&P 500 and the Russell 1000 Growth Indices, the volatility and holdings of which may be materially different from that of the composite. The S&P 500 Index is widely regarded as the best single gauge of the U.S. equities market; this index includes a representative sample of 500 leading companies in leading industries of the U.S economy. The Russell 1000 Growth Index is widely used by institutional investors as a gauge of the U.S. large-cap growth equity market.~~

~~4. Valuations are computed and performance is reported in U.S. dollars.~~

~~5. Composite returns are presented net of management fees and include the reinvestment of all dividends and income. Investment advisory fees and other expenses that may be incurred in the management of the account will reduce gross returns. Net of fee performance is calculated using the actual management fee charged to clients. The Sub-Adviser’s strategy fee schedule is stated below and is described in Part II of Sub-Adviser’s ADV, which is available upon request. Sub-Adviser’s advisory fee schedule is the following:~~

~~Retail Growth Account: 0.55%~~

~~6. Quarterly and annual rates of return for the portfolio are computed by compounding the monthly rates of return over the applicable number of months.~~

~~7. “Total LCG Assets” refers to all assets in Sub-Adviser’s LCG strategy. This figure is provided for comparison purposes.~~

~~8. Sub-Adviser utilizes neither leverage nor derivative investments as a material component of its investment strategies.~~

~~9. The annual composite dispersion presented is an equal-weighted standard deviation calculated for the accounts in the composite for the entire year.~~

~~10. Performance periods of less than 12 months are not annualized.~~

~~11. Sub-Adviser defines a significant cash flow as an external flow of cash or securities (capital additions or withdrawals) that is client initiated. An external flow of at least 10% of the portfolio market value is considered significant. A significant cash flow into or out of an account is considered a temporary loss of discretion and as such, an account may be removed from the composite in the month before the cash flow arises. An account that is removed from the composite due to the occurrence of a significant cash flow is included back in the composite once the account returns to fully invested status.~~

~~12. Additional information regarding policies for calculating and reporting returns is available upon request.~~

~~13. Actual performance of client accounts may differ substantially.~~

~~14. The Sub-Adviser was formed in June 2004. Prior to that time, the composite returns represent the returns of a single partnership managed by the strategy’s current portfolio manager. That partnership was an independent entity not associated with any of the portfolio manager’s previous employers.~~

~~15. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.~~

  LCM LANDMARK SERIES TRUST

Privacy Policy

Your privacy is important to us. We are committed to maintaining your privacy and preserving the private nature of our relationship with you. We want you to be aware of how we handle your nonpublic personal information. Therefore we have established the policies and procedures for collecting and disclosing nonpublic personal information as described below.

Information we collect – We collect nonpublic personal information (personally identifiable financial information) about you from various sources, including:

• Information we receive from you on applications, other forms, your use of our web site and by other means. This information may include your name, address and social security number; and

• Information about your transactions with us or others, such as your account balance and investment history.

Information we disclose – We do not disclose any nonpublic personal information about our consumers, customers or former customers to anyone, except as permitted by law.

Confidentiality and security – We restrict access to nonpublic personal information about you to those who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of information – We have taken steps, through the Funds’ transfer agent, to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that we are no longer required to be maintain. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Accuracy of your information – The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at ~~(800) - -~~ 1-888-526-5498. One of our service representatives will be happy to review, correct or update your information.

Changes to this policy – If, at any time in the future, it is necessary to disclose any of your nonpublic personal information in a way inconsistent with this policy, we will give you advance notice of the proposed change and, if appropriate, the opportunity to opt-out of such disclosure.

Entities covered by this notice-

This notice is being provided by LCM Landmark Series Trust with respect to:

• LCM Landmark Active Dividend Fund
• LCM Landmark Disciplined Growth Fund

THIS PAGE IS NOT PART OF THE PROSPECTUS

ADDITIONAL INFORMATION

Additional information about the Funds is available in the Funds’ SAI, which is incorporated by reference into this Prospectus (meaning that it is considered part of this Prospectus). Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-annual Reports to shareholders. The Funds’ Annual Reports will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

By telephone:	~~(800) - -~~ 1-888-526-5498.

By mail:

LCM Landmark Funds
c/o Unified Fund Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

By e-mail: info@lcmlandmark.com

On the Internet: www.lcmlandmark.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number 811-22130

LCM LANDMARK DISCIPLINED GROWTH FUND

LCM LANDMARK ACTIVE DIVIDEND FUND

Each a series of the

LCM LANDMARK SERIES TRUST

9435 Waterstone Blvd., Suite 140

Cincinnati, OH 45249

STATEMENT OF ADDITIONAL INFORMATION

_________, 2007

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the LCM Landmark Disciplined Growth Fund and LCM Landmark Active Dividend Fund (collectively, the “Funds”), dated ___________, 2007. A free copy of the Prospectus can be obtained by writing Unified Fund Services, Inc., the Funds’ transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at ~~800 - -~~ 1-888-526-5498.

DESCRIPTION OF THE TRUST AND FUNDS

The LCM Landmark Disciplined Growth Fund (“Growth Fund”) and the LCM Landmark Active Dividend Fund (“Dividend Fund” and with the Growth Fund, the “Funds”) were organized as diversified series of LCM Landmark Series Trust (the “Trust”) on ~~_______,~~November 6, 2007, 2007. The Trust is an open-end investment company, organized as a statutory trust under the laws of the State of Delaware on September 21, 2007. The Trust’s Agreement and Declaration of Trust (the “Trust Agreement”) permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are among the series of the Trust currently authorized by the Trustees.

The investment adviser to each Fund is Landmark Capital Management, Inc. (the “Adviser”). The Adviser has retained Aviance Capital Management LLC (the “Sub-Adviser”) to provide portfolio management and related services to the Funds. For additional information about the Adviser and the Sub-Adviser see “Investment Management” in this SAI.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and its transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series (e.g., compensation paid to Trustees) are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than a majority of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely effect the rights of shareholders must be approved by the shareholders affected. All shares of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectus. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by a Fund.

The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Funds’ annual report for the initial fiscal year will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.

A.        Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B.        Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

C.         Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

D.        U.S. Government Obligations. “U.S. Government obligations” include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Funds are not guaranteed or backed by the United States Government.

STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIP security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIP security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

E.        Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

(1)       Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2)       Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

(3)       Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

F.        Commercial Paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Unless deemed liquid by the Sub-Adviser variable and floating rate notes with a demand notice period exceeding seven days generally are considered illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

G.        Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating, or an inability to liquidate, the underlying security or other asset and losses in value. However, each Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Sub-Adviser or the Adviser to be creditworthy (each a “Counterparty”). The Adviser monitors the creditworthiness of the banks and securities dealers with which each Fund engages in repurchase transactions.

Repurchase agreements may be collateralized with securities or other assets. To the extent that a Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, determined by the Adviser or the Sub-Adviser to be of comparable quality (collectively, “Qualifying Collateral”); and otherwise satisfies the requirements of Rule 5b-3 under the 1940 Act, the acquisition of the repurchase agreement will be deemed to be the acquisition of the underlying securities for purposes of Sections 5 and 12(d)(3) of the 1940 Act. To the extent that a repurchase agreement is collateralized by other than Qualifying Collateral (hereinafter, “Non-Qualifying Collateral”), the acquisition of the repurchase agreement will be deemed to be the acquisition of the securities of the Counterparty for purposes of Sections 5 and 12(d)(3) of the 1940 Act. For this reason, with respect to any one broker or its affiliates in the aggregate, neither Fund will invest more than 5% of its total assets in repurchase agreements collateralized by Non-Qualifying Collateral and other securities issued by the same broker-dealer.

H.        Foreign Securities.

General – Each Fund may invest in foreign equity and fixed income securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Sovereign Debt – Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

Emerging Markets Securities. Each Fund may purchase securities of issuers located in emerging market countries and, as such, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular issuer.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. Depository Receipts include American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), European Depository Receipts (“EDRs”) and other types of Depository Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as “Depository Receipts”). ADRs are dollar-denominated Depository Receipts typically issued by a U.S. financial institution and evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. EDRs typically are denominated in European currencies, and are designed to trade on the European markets. EDRs, GDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States.

Depository Receipts may be “sponsored” or unsponsored.” Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts. For purposes of each Fund’s investments policies, the Fund’s investments in Depository Receipts will be deemed to be an investment in the underlying foreign securities and, thus ADRs are deemed to be foreign securities.

I.          When-Issued Securities and Securities Purchased On a To-Be-Announced (“TBA”) Basis. Obligations issued on a when-issued or TBA basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a TBA transaction, a Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Funds will only make commitments to purchase obligations on a when-issued or TBA basis with the intention of actually acquiring the obligations, but a Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Funds will purchase securities on a when-issued basis or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction.

Purchases of securities on a when-issued or TBA basis are subject to market fluctuations and their current value is determined in the same manner as other portfolio securities. When effecting such purchases for a Fund, a segregated account of cash or liquid securities of the Fund in an amount sufficient to make payment for the portfolio securities to be purchased will be maintained with the Fund’s Custodian at the trade date and valued daily at market for the purpose of determining the adequacy of the securities in the account. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund’s commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions.

Securities purchased on a when-issued or TBA basis and the securities held in a Fund’s portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund’s assets will have greater fluctuation. A Fund’s purchase of securities on a when-issued or TBA basis may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date or if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund’s payment obligation).

J.          Shares of Other Investment Companies. Each Fund may invest in shares of other investment companies (including exchange-traded funds). To the extent the Funds invest in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may incur higher expenses than if they owned the underlying investment companies directly because they will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, the proportionate share of the expenses of the underlying investment companies.

K.        Real Estate Securities. Although the Funds will not invest directly in real estate, the Funds may invest in securities of issuers primarily engaged in or related to the real estate industry. The Funds may invest in real estate investment trusts (“REITs”) and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development or companies whose financial prospects are deemed by the Sub-Adviser to be real estate oriented and consistent with the Fund’s investment objectives. A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT’s investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

L.        Income Trusts. Each Fund may invest in income trusts, including business trusts and oil royalty trusts (or partnerships). Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unit holders. The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date. These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

1.         Business Trusts. A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors. Conversion to the income trust structure is attractive to many existing mature businesses with relatively high, stable cash flows and low capital expenditure requirements, due to tax efficiency and investor demand for high-yielding equity securities. One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in a Fund’s portfolio as they cover a broad range of industries and geographies, including the airline industry, public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing. Each business represented is typically characterized by long life assets or businesses that have exhibited a high degree of stability. Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest rate risks.

2.         Oil Royalty Entities. Each Fund may invest in oil royalty entities, structured as trusts or as master limited partnerships (“MLPs”), that are traded on major stock exchanges. A royalty trust or MLP typically controls an operating company which purchases oil and gas properties using the entity’s capital. The royalty entity then receives royalties and/or interest payments from its operating company, and distributes them as income to its unit holders. Units of the royalty entity represent an economic interest in the underlying assets of the entity.

Royalty trusts and/or MLPs pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, the royalty entities are effectively precluded from internally originating new oil and gas prospects. Therefore, these entities typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where possible, additional debt. Consequently, these entities are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk as well as operating risk.

The operations and financial condition of oil royalty trusts or MLPs, and the amount of distributions or dividends paid on their securities is dependent on the oil prices. Prices for commodities vary and are determined by supply and demand factors, including weather, and general economic and political conditions. A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the entity. Such entities are also subject to the risk of an adverse change in the regulations of the natural resource industry and other operational risks relating to the energy sector. In addition, the underlying operating companies held or controlled by these royalty entities are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values. Even if successful, oil and gas prices have fluctuated widely during the most recent years and may continue to do so in the future. The combination of global demand growth and depleting reserves, together with current geopolitical instability, could continue to support strong crude oil prices over the long term. However, there is no guarantee that these prices will not decline. Declining crude oil prices may cause a Fund to incur losses on its investments. In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, creation of government monopolies, as well as social, economic and political uncertainty and instability. Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.

Moreover, as the underlying oil and gas reserves are produced the remaining reserves attributable to the royalty trust or MLP are depleted. The ability of such entity to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Certain royalty entities have demonstrated consistent positive reserve growth year-over-year and, as such, certain of these entities have been successful to date in this respect and are thus currently trading at unit prices significantly higher than those of five or ten years ago. Oil royalty trusts or partnerships manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

When a Fund invests in foreign oil royalty trusts and/or MLPs, it will also be subject to foreign securities risks which are more fully described above.

M.       Short Sales. Each Fund may engage in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales involve leverage, which may exaggerate a gain or loss. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds. When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on its books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

Each Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

N.            Derivative Instruments. Each Fund will invest in a variety of derivative instruments as described below:

(1)        Writing Covered Call Options. Each Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

A Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

(2)        Writing Covered Put Options. Each Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When a Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

A Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Funds may also write straddles (combinations of puts and calls on the same underlying security.)

(3)        Purchasing Put Options. Each Fund may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Sub-Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

Each Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund’s statement of assets and liabilities. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option. The purchaser of a put option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise.

(4)        Purchasing Call Options. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by a Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of a Fund’s current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

(5)        Options Transactions Generally. Option transactions in which the Funds may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker’s customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by a Fund. The success of a Fund in using the option strategies described above depends, among other things, on the Sub-Adviser’s ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

Each Fund may purchase either exchange-traded or over-the-counter options on securities. With certain exceptions, over-the-counter options, and any assets used to cover them, are considered illiquid securities. A Fund’s ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

(8)        Futures Contracts. Each Fund may purchase and sell futures contracts to hedge against changes in prices. A Fund will not engage in futures transactions for speculative purposes. A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund’s existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund’s total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund’s custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund’s portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Sub-Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Sub-Adviser is required to consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund’s ability to establish and close out futures and options positions depends on this secondary market.

O.        Illiquid Investments. The Funds may invest up to 15% of their net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. The following securities may be considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities, restricted securities, assignments, participations, investment certificates and certain limited partnerships. Under the supervision of the Board of Trustees, the Sub-Adviser determines the liquidity of the Fund’s investments, and through reports from the Sub-Adviser (or Adviser), the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Sub-Adviser may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering are subject to the Trust’s limitation on investments in illiquid securities. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

P.        Rule 144A Securities. Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A of the 1933 Act and are determined to be liquid by the Adviser or Sub-Adviser in accordance with the requirements established by the Board of Trustees are not subject to the limitations on illiquid securities. Rule 144A allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers.

Q.        Lending of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Adviser and/or Sub-Adviser has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether a Fund will lend securities, the Sub-Adviser will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Sub-Adviser. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral (on a daily mark-to-market basis), or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

R.        Corporate Debt Securities. Corporate debt securities are bonds or notes issued by domestic and foreign corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser or the Sub-Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

INVESTMENT LIMITATIONS

A.         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.        Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.        Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.        Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.        Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

5.        Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.        Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.        Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.         Diversification. With respect to 75% of its total assets, each Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.        Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.         Margin. Each Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques (including making margin deposits or using a margin account).

3.         Illiquid Securities. Each Fund shall not invest more than 15% of its net assets (taken at market value at the time of the investment) in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued. Rule 144A securities and shares of closed end funds determined to be liquid by the Advisor shall not be considered illiquid for purposes of this policy.

INVESTMENT MANAGEMENT

Adviser

Landmark Capital Management, Inc., 9435 Waterstone Blvd., Suite 140, Cincinnati, OH 45249, is the investment adviser for both Funds. The Adviser serves in that capacity pursuant to an Investment Advisory Agreement (“Advisory Agreement”) with the Trust on behalf of the Funds. Subject to the authority of the Board of Trustees of the Trust (“Board of Trustees”), the Adviser manages each Fund’s business affairs, monitors each Fund’s investment portfolio, supervises the Sub-Adviser and proves certain clerical, bookeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining each Fund’s overall investment strategy and overseeing its implementation. The Adviser provides certain executive personnel to the Funds. Mark Morrow, an officer of the Trust, is the controlling person of the Adviser.

For its services, the Adviser is paid a fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Adviser contractually has agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain each Fund’s net annual operating expenses, excluding brokerage fees and commissions borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.85% of the average daily net assets of the Growth Fund and 2.00% of the Dividend Fund, respectively, through September 30, 2009. Each fee waiver and expense reimbursement by the Adviser for a Fund is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding its expense limitation in effect at that time.

The Sub-Adviser

Aviance Capital Management LLC, 2080 Ringling Boulevard, Sarasota, FL 34237, serves as the Funds’ Sub-Adviser pursuant to a Sub-Advisory Agreement with the Adviser. The Sub-Adviser is owned by various parties, including a number of its officers and employees, and no single person owns a controlling interest.

Subject to oversight by the Board of Trustees and the Adviser’s supervision, the Sub-Adviser is responsible for managing the investments of each Fund in accordance with the Fund’s investment objectives, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees. The Sub-Adviser effects all security transactions for the Funds and monitors the Funds’ investments.

The Adviser (not the Funds) pays the Sub-Adviser out of the management fees that it receives from each Fund. The Sub-Adviser receives a fee (paid monthly) at an annual rate based on the following percentages of each Fund’s average daily net assets:

Growth Fund:           0.42% on the first $100 million, 0.37% on the next $400 million, and 0.32% on all assets over $500 million.

Dividend Fund           0.50%.

General

Each of the Investment Advisory Agreement and Sub-Advisory Agreement provides that the Adviser or Sub-Adviser (as the case may be) shall not be liable for any loss suffered by a Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Adviser or Sub-Adviser’s duties under the relevant agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser or Sub-Adviser in performance.

The Adviser retains the right to use the name “Landmark” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Landmark” automatically ceases 90 days after termination of the Investment Advisory Agreement and may be withdrawn by the Adviser on 90 days written notice.

The Funds’ Investment Advisory Agreement and Sub-Advisory Agreement were approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the agreements (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at in-person meeting held on ~~____________,~~November 6, 2007. A discussion of the factors that the Board of Trustees considered in approving each of these agreements will be provided in the Funds’ initial semi-annual report.

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Portfolio Managers

Each Funds’ investment are managed by Sub-Adviser’s portfolio management team, whose members are Messsrs. Gary Dvorchak, Christian Bertelsen, Edward Bertelsen and Mark Belanian (each, a Portfolio Manager”). The Portfolio Managers are responsible for making all investment decisions of the Funds, except that Mr. Gary Dvorchak has the ultimate authority with respect to the Growth Fund, and Mr. Christian Bertelsen has ultimate authority with respect to the Dividend Fund.

Management of Other Accounts. The table below identifies, for each Portfolio Manager of a Fund, the number of accounts managed (excluding the Funds) as of the date of this SAI and the total assets in such accounts, within each of the following categories: registered investment companies; other pooled investment vehicles; and other accounts:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Gary Dvorchak~~,~~	Registered Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 27	Registered Investment Companies: $~~__~~147M Pooled Investment Vehicles: 0 Other Accounts: $10 million	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Christian Bertelsen	Registered Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 60	Registered Investment Companies: $~~__~~147M Pooled Investment Vehicles: 0 Other Accounts: $29.8 million	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Edward Bertelsen	Registered Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 31	Registered Investment Companies: $~~__~~147M Pooled Investment Vehicles: 0 Other Accounts: $34.9 million	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Mark Belanian	Registered Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: $~~__~~147M Pooled Investment Vehicles: 0 Other Accounts: $0 million	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0

Portfolio Managers’ Compensation.      Each Portfolio Manager is compensated by the Sub-Adviser. The Sub-Adviser seeks to maintain a competitive compensation program designed to attract and retain qualified investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. The principal components of compensation for the Portfolio Managers include a base salary, annual bonus based on the overall contributions by the Portfolio Manager to the firm, annual discretionary merit bonus, and various retirement benefits.

Potential Conflicts of Interest. As shown in the table above, the Portfolio Managers also manage other accounts in addition to the Funds. For example, the Portfolio Managers also manage a closed-end investment company with similar objectives and strategies to the Dividend Fund. Fees earned by the Sub-Adviser may vary among these various accounts. These factors could create conflicts of interest if a Portfolio Manager identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. The Sub-Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating client accounts.

Securities considered as investments for a Fund also may be appropriate for other investment accounts managed by the Sub-Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Sub-Adviser may aggregate the purchases and sales of the securities and allocate the securities transactions in a manner which it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, the Sub-Adviser believes that benefits outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Disclosure of Securities Ownership. As of the date of this SAI, the Portfolio Managers did not own any shares of the Funds. However, as soon as practicable following commencement of the Funds’ operations, the Portfolio Managers intend to purchase shares of the Funds in the following ranges:

Name of Portfolio Manager	Dollar Range of Securities in the Growth Fund	Dollar Range of Securities in the Dividend Fund
Gary Dvorchak	$1-$100,000	$1-$10,000
Christian Bertelsen	$1-$10,000	$1-$10,000
Edward Bertelsen	$1-$10,000	$1-$10,000
Mark Belanian	$1-$10,000	$1-$10,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years And Other Directorships
George Schnur (65) Independent Trustee, September 2007 to present	Independent IT Auditor, since 2004. Vice President of Chase Mortgage, from December 1991 to August 2004.
Joseph P. McCafferty (46) Independent Trustee, _______ 2007 to present	Owner, Joseph P. McCafferty Co., LPA, since March 2000.
Glen A. Galemmo (42) Independent Trustee, ______ 2007 to present	President, Queen City Funds, since February, 2001. Previously, portfolio manager for Shearson Lehman, Cincinnati, OH.

* The address for each trustee is 9435 Waterstone Blvd., Suite 140, Cincinnati, OH 45249.

** The Trust currently consists of 2 series.

Audit Committee:          The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds’ independent auditors and the full Board of Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets at least once annually.

Pricing Committee: The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the fair valuation determinations on behalf of the Funds, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The Pricing Committee meets as needed.

The following table provides information regarding each officer of the Trust.

Name, Address*, Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Allan F. Westcott, 49 President, September 2007 to present

Vice President of Landmark Capital Management, Inc. September 2007 to present; President, Horizon Capital Partners, May 2003 to present; Senior Vice President, Managing Director, Provident Financial Advisors, from August 1999 to May, 2003; President, StockCar Stocks Index Fund, from October 2004 to present.

William P. Kovacs, 61 Vice President, Secretary and Chief Compliance Officer, September, 2007 to present

Secretary and CCO, Landmark Capital Management, Inc. September 2007 to present; General Counsel, Alasdair Douglas & Co. 2004 to present; General Counsel, Summit Wealth Management, 2005 to present; General Counsel, Secretary and CCO, 40|86 Advisors, Inc., f/k/a/ Conseco Capital Management, 1999 to 2004; Vice President, Secretary and CCO, Conseco Fund Group, Conseco Series Trust, 1999 to 2004.

Mark R. Morrow, 46 Treasurer and Assistant Secretary, September 2007 to present	President of Landmark Capital Management, Inc. September 2007 to present; President, Landmark Investment Group, July, 1998 to present.

* The address for each trustee is 9435 Waterstone Blvd., Suite 140, Cincinnati, OH 45249.

** The Trust currently consists of 2 series.

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of the date of this SAI.

Trustee	Dollar Range of each Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
George Schnur	None	None
Joseph P. McCafferty	None	None
Glen A. Galemmo	None	None

*As of the date of this SAI, the Trust consists of 2 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees by each Fund on an individual basis and by the Trust on an aggregate basis. The officers of the Trust do not receive compensation from the Trust for performing their duties. Each Independent Trustee receives a fee of $2,000 each year plus $500 per series of the Trust per meeting attended in person and $200 per series of the Trust per meeting attended by telephone. The Trust expects that half of the fees received by such Trustees will be invested in shares of a Fund on that Trustee’s (or Trustee designee’s) behalf on the date they are received. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Trustees’ expenses are Trust expenses. As a result, the amount paid by each Fund will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
George Schnur	$ 4,000	$0	$0	$8,000
Joseph P. McCafferty	$ 4,000	$0	$0	$8,000
Glen A. Galemmo	$ 4,000	$0	$0	$8,000

* As of the date of this SAI, the Trust consists of 2 series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the Investment Advisor Agreement and/or the Sub-Advisory Agreement.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. Although a Fund’s annual portfolio turnover rate cannot be accurately predicted, the Adviser anticipates that each Fund will expense a portfolio turnover rate that is in excess of 100% (that is, a high portfolio turnover rate). High turnover involves correspondingly greater commission expenses and transaction costs, which will be borne directly by the Funds, and may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see “Taxes”).

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of each Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent each Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with each Fund. Each Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of a Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust and oversight by the Adviser, the Sub-Adviser is responsible making portfolio decisions, including placing portfolio transactions, with respect to the Fund assets allocated to it. In placing portfolio transactions, the Sub-Adviser is required to seek the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-Adviser is authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which each of them exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if each determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to each Fund and to other accounts over which it exercises investment discretion. brokerage transactions for the Funds. The Sub-Adviser does not currently intend to use “soft dollar” commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Sub-Adviser.

The Trust, the Adviser and the Sub-Adviser have each adopted a Code of Ethics (the “Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s and the Sub-Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Codes from the Funds, free of charge, by calling Shareholder Services at ~~800 - -~~ 1-888-526-5498. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. A Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Each Fund will post a complete schedule of its portfolio holdings (including its top ten holdings) on its website within thirty (30) days after the close of each calendar quarter. The Funds’ website is located at http://www.lcmlandmark.com. This information will remain available on the Funds’ website until the next quarter’s portfolio holdings information is posted. The Funds and/or Sub-Adviser may also discuss the Funds’ Portfolio Holdings information with analysts and other outside parties; provided that neither the Funds nor the Sub-Adviser will discuss any such Portfolio Holdings information until at least one day after such information has been posted on the Funds’ website.

Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, the Sub-Adviser, the Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. A Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Funds do not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, each Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Adviser, the Sub-Adviser, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser and/or the Sub-Adviser must submit any proposed arrangement pursuant to which they intend to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, each of these parties and any of their affiliated persons are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. A Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of the shares of a Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on weekends, most federal holidays, and Good Friday. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser (under the Adviser’s supervision) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser or the Sub-Adviser, as the case may be, determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Sub-Adviser in good faith according to guidelines established by and subject to review by the Board of Trustees. The Trust’s fund accounting agent maintains a pricing review committee that will review any fair value provided by the Sub-Adviser, subject to the ultimate review and approval of the Pricing Committee of the Board of Trustees. Any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing Committee will review all fair valued securities on a quarterly basis.

Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser, as the case may be, believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at a fair value as determined in good faith by the Sub-Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Each Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share

Shares Outstanding

REDEMPTION IN-KIND

None of the Funds intends to redeem shares in any form except cash. However, if the amount you are redeeming during any 90-day period is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to an election filed by the Trust under Rule 18f-1 of the 1940 Act, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

STATUS AND TAXATION OF THE FUND

Each Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Each Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, a Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because a Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from a Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine, for federal income tax purposes, the character and time for recognition of capital gains and losses that a Fund realizes in connection with the hedge. Each Fund’s income from derivative instruments, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends a Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the appropriate Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of each Fund’s investments. The Custodian acts as the Funds’ depository, safekeeps each Fund’s portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Funds’ transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

TRANSFER AGENT, FUND ACCOUNTING AGENT, AND ADMINISTRATOR

Under the terms of a Mutual Fund Services Agreement, Unified Fund Services, Inc. (“Unified”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, serves as transfer agent and shareholder services agent, fund accounting agent, and administrator for the Funds. Unified is a wholly-owned subsidiary of Huntington Bancshares, the parent company of Huntington Bank.

As transfer agent and shareholder services agent, Unified maintains the records of each shareholder’s account, answers shareholder’s inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. As fund accounting agent, Unified calculates the daily net asset value per share and maintains the financial books and records of the Funds. As administrative services agent for the Trust, Unified supplies non-investment related administrative and compliance services for the Funds. Unified prepares tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For ~~these~~its administrative services, Unified receives a monthly fee, based on total assets of the ~~two Funds, of __________~~each Funds, of 0.09% for the first $100 million, 0.06% on the next $150 million and 0.03% on assets over $250 million, subject to a $28,000 minimum annual fee for assets of up to $25 million. Unified also receives compliance services fee of $500 per month per Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, pricing fees and supplies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Briggs, Bunting & Dougherty LLP (“Briggs, Bunting”), Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102-1732, has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ending September 30, 2008. Briggs, Bunting performs an annual audit of each Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Funds. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, the parent company of Huntington Bank. The Distributor is obligated to sell the shares of a Fund on a best efforts basis only against purchase orders for the shares. Shares of a Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by the Trustees of the Trust, including a majority of the Independent Trustees, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on ~~_______,~~November 6, 2007 called for the purpose of, among other things, voting on such Plan. Each Fund’s Plan has not yet been activated, but may be activated at any time.

Each Fund’s Plan provides that the applicable Fund will pay to the Adviser, the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of such Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Fund’s Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that each Fund’s Plan will benefit shareholders because an effective sales program typically is necessary in order for a Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

PROXY VOTING POLICIES

The Trust has adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to Adviser, who in turn has delegated proxy voting to the Sub-Adviser, subject to each entity’s proxy voting policy and the supervision of the Board of Trustees.

Sub-Adviser Policy. The Sub-Adviser has engaged the services of Institutional Shareholder Services (“ISS”) as proxy voting agent and to provide voting recommendations. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. The ISS Guidelines provide that certain proxy issues should be reviewed on a case-by-case basis, including, but not limited to, director elections, corporate governance, executive and director compensation, shareholder rights and social and environmental issues. The ISS Guidelines also outline the factors that should considered in determining whether a proposal deserves support. For example, the Guidelines recommend voting against management proposals that seek to limit shareholder rights or insulate management and directors from liability for violating their duty of care to shareholders. In uncontested director elections, the Guidelines recommend consideration of various factors, including the company’s long-term performance compared to an index, and whether a majority of the directors would be independent from management. Under the Adviser’s proxy voting policy, the Adviser’s Proxy Coordinator may vote proxies in a manner that does not conform to the ISS Guidelines, provided that the vote is reviewed and approved by the Adviser’s Proxy Oversight Committee and determined to be in the best interest of the Fund and its shareholders.

Conflicts of Interest.  The Trust’s policy provides that, if a conflict of interest between the Sub-Adviser, or each of its affiliates and a Fund arises with respect to any proxy, the Sub-Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-Adviser, is most consistent with such entity’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Sub-Adviser’s proxy voting policy (including the ISS Proxy Voting Guidelines) by calling Shareholder Services at ~~(800) - -~~ 1-888-526-5498 or by writing to the Trust, at LCM Landmark Series Trust, 9435 Waterstone Blvd., Suite 140, Cincinnati, OH 45249, Attn: Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. A copy of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th will be filed by the Trust with the SEC on Form N-PX. The Fund’s proxy voting record will be made available to shareholders free of charge upon request by calling the Shareholder Services at or by writing the Fund at: Unified Fund Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208; Attn: LCM Landmark Funds. A copy will be mailed to you within three days of your request. You may also obtain a copy from the Fund documents filed with the SEC, which are available at the SEC’s website at www.sec.gov.

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.
(a)(1)	Agreement and Declaration of Trust dated September 21, 207 – Filed with Registrant’s initial filing on Form N-1A on October 1, 2007, and incorporated herein by reference.
(a)(2)	Certificate of Trust as filed with the State of Delaware on September 21, 207 – Filed with Registrant’s initial filing on Form N-1A on October 1, 2007, and incorporated herein by reference.
(b)	By-Laws, effective as of September 21, 2007 – Filed with Registrant’s initial filing on Form N-1A on October 1, 2007, and incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust.

See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)

(i)    Form of Investment Advisory Agreement between the Registrant, on behalf of LCM Landmark Disciplined Growth Fund and LCM Landmark Active Dividend Fund, and Landmark Capital Management, Inc. – Filed herewith.

(ii) Expense Limitation Agreement between the Registrant, on behalf of LCM Landmark Disciplined Growth Fund and LCM Landmark Active Dividend Fund, and Landmark Capital Management, Inc. - Filed herewith.
(iii)

Form of Investment Sub-Advisory Agreement between the Registrant, on behalf of LCM Landmark Disciplined Growth Fund and LCM Landmark Active Dividend Fund, Landmark Capital Management, Inc., and Aviance Capital Management, LLC - Filed herewith.

(e)	Form of Underwriting Agreement between the Registrant and Unified Financial Securities, Inc. - Filed herewith.
(f)	Bonus or Profit Sharing Contracts - Not Applicable.
(g)	Form of Custody Agreement between the Registrant and the Huntington National Bank – Filed herewith.
(h)	Form of Mutual Fund Services Agreement between the Registrant and Unified Fund Services, Inc.- Filed herewith.
(i)	Opinion and Consent of Counsel – Opinion and Consent of Thompson Coburn LLP – filed herewith

(j)(1)	Consent of Independent Auditors - To be filed.
(j)(2)	Powers of Attorney – To be filed.
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements – Not Applicable.
(m)	Form of Rule 12b-1 Plans for LCM Landmark Disciplined Growth Fund and LCM Landmark Active Dividend Fund - Filed herewith.
(n)	Rule 18f-3 Plan - Not Applicable.
(p)(1)	Rule 17j-1 Code of Ethics of the Registrant and Landmark Capital Management, Inc. – Filed herewith.
(p)(2)	Rule 17j-1 Code of Ethics of Aviance Capital Management, LLC- Filed herewith.
(p)(3)	Registrant’s Code of Ethics for Principal Executive and Financial Officers – Filed herewith.

(q)(1)	Registrant’s Proxy Voting Policy – Filed herewith.
(q)(2)	Proxy Voting Policy of Aviance Capital Management, LLC – Filed herewith.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
None.
ITEM 25.	INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust (the “Trust Agreement”) provides that, to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust, whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Trust Agreement indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) of the Trust Agreement provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII of the Trust Agreement.

ITEM 26.         BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of LCM Landmark Disciplined Growth Fund and LCM Landmark Active Dividend Fund (each a “Fund” and collectively the “Funds”), is hereby incorporated herein by reference to the section of the Prospectus captioned “Management of the Funds” and to the section of the Statement of Additional Information captioned “Investment Management.” The information required by this Item 26 with respect to each director, officer or partner of Landmark Capital Management, Inc. and Aviance Capital Management, LLC is incorporated by reference to Form ADV filed by each filed via the FINRA’s CRD/IARD system.

ITEM 27.	PRINCIPAL UNDERWRITER.

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust.

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: Unified Series Trust, American Pension Investors Trust, Builders Fixed Income Fund, Inc., Dividend Growth Trust, Sparrow Funds, TrendStar Investment Trust, and The Penn Street Fund, Inc.

(b)	The directors and officers of Unified Financial are as follows:

Name	Title	Position with Trust
Daniel B. Benhase 41 S. High St. Columbus, OH 43215	Director	None
Melissa K. Gallagher*	President	None
Stephen D. Highsmith, Jr.*	Senior Vice President, Secretary, and Treasurer	None
D. Eric McKenzie*	Assistant Vice President	None
John C. Swhear*	Chief Compliance Officer	None
Karyn E. Cunningham*	Controller	None

* The principal business address of each officer of Unified Financial is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

•	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 , provides custodian services to the Registrant pursuant to Custody Agreement between Huntington and the Trust.

•

Unified Fund Services, Inc. (Unified”), located at 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, provides administrative, fund accounting agent, transfer agent and dividend disbursing services pursuant to a Mutual Fund Services Agreement with the Trust. In such capacities, Unified provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

•

Unified Financial Securities, Inc. (UFS”), located at 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, serves as principal underwriter for the Funds and maintains all records required to be maintained pursuant to each Fund’s 12b-1 Distribution Plan and related agreements.

•

Landmark Capital Management, Inc. (“Landmark”), located at 9435 Waterstone Blvd., Suite 140, Cincinnati, OH 45249, serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement with the Trust and maintains all records required pursuant to such agreement with respect to the Funds.

•

Aviance Capital Management, LLC, located at 2080 Ringling Boulevard, Sarasota, FL 34237, serves as sub-adviser to the Funds pursuant to an Investment Sub-Advisory Agreement with Landmark and maintains all records required pursuant to such agreement with respect to the Funds.

ITEM 29.	MANAGEMENT SERVICES.

Not applicable.

ITEM 30.	UNDERTAKINGS.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and the State of Ohio, on the 11th day of December, 2007.

LCM Landmark Series Trust

/s/ Allan Westcott

Allan Westcott, President

Attest:

By:	/s/ Mark Morro
Mark Morrow, Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

SIGNATURE	TITLE	DATE
__/s/ Allan Westcott______________ Allan Westcott	President	December 11, 2007
_/s/ Mark Morrow_________________ Mark Morrow	Treasurer	December 11, 2007
_/s/ George Schnur _______________ George Schnur	Trustee	December 11, 2007
_/s/ Joseph P. McCafferty_________ Joseph P. McCafferty	Trustee	December 11, 2007
_/s/ Glen A. Galemmo_____________ Glen A. Galemmo	Trustee	December 11, 2007

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EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Management Agreement between the Registrant and Landmark Capital Management, Inc. with regard to the LCM Landmark Disciplined Growth Fund	EX-99.d.1
Management Agreement between the Registrant and Landmark Capital Management, Inc. with regard to the LCM Landmark Active Dividend Fund	EX-99.d.2
Subadvisory Agreement between Landmark Capital Management, Inc. and Aviance Capital Management, LLC	EX-99.d.3
Distribution Agreement between the Registrant and Unified Financial Securities, Inc.	EX-99.e
Custody Agreement between the Registrant and Huntington National Bank	EX-99.g
Mutual Fund Services Agreement between the Registrant and Unified Fund Services, Inc.	EX-99.h.1
Expense Limitation Agreement between Registrant and Landmark Capital Management, Inc. with regard to the LCM Landmark Disciplined Growth Fund	EX-99.h.2
Expense Limitation Agreement between Registrant and Landmark Capital Management, Inc. with regard to the LCM Landmark Active Dividend Fund	EX-99.h.3
Opinion and Consent of Counsel	EX-99.i
Rule 12b-1 Plan for LCM Landmark Disciplined Growth Fund	EX-99.m.1
Rule 12b-1 Plan for LCM Landmark Active Dividend Fund	EX-99.m.2
Code of Ethics of Registrant and Landmark Capital Management, Inc.	EX-99.p.1
Code of Ethics of Aviance Capital Management, LLC	EX-99.p.2
Code of Ethics for Principal Executive and Senior Financial Officers	EX-99.p.3
Registrant’s Proxy Voting Policy	EX-99.q.1
Proxy Voting Policy of Aviance Capital Management, LLC	EX-99.q.2

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